Provisions - Non-tax-related proceedings (Details) € in Millions, £ in Millions, claim in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) attorneyGeneral branch claim arbitrationCase	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of provision matrix [line items]
Provisions	€ 10,852.0		€ 13,987.0		€ 13,225.0	€ 14,686.0
Cumulative customer complaints | claim	4.6
Number of claims under review | branch	3,500
Number of state attorneys general represented by executive committee | attorneyGeneral	33
Arbitration cases received FINRA | arbitrationCase	770
Arbitration cases pending FINRA | arbitrationCase	141
Balance of relevant mortgage loans that could result in an additional charge to provisions	€ 3,100.0
Compensation sought in litigation claim	112.0
Banco Popular Espanol, S.A.
Disclosure of provision matrix [line items]
Estimated cost of compensation to shareholders and bondholders						680.0
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program						€ 535.0
Legal Case To Request Court Judgment On The Validity Of The Swaps
Disclosure of provision matrix [line items]
Arbitration matter, amount claimed by entity	66.0
Arbitration matter, amount claimed by counterparty	€ 56.8
"Planos Econmicos"
Disclosure of provision matrix [line items]
Period of suspension of economic plan process	5 years
Floor Clauses
Disclosure of provision matrix [line items]
Provisions	€ 51.0
Maximum risk	900.0
Reimbursement Liability From Standstill Agreement Termination
Disclosure of provision matrix [line items]
Provisions	706.0	£ 631
Provision for PPI
Disclosure of provision matrix [line items]
Provisions	€ 85.0	£ 76	€ 222.0	£ 189